CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 75.7%
	Bermuda - 2.5%
866,845	Hongkong Land Holdings Ltd.	$ 4,126,182
2,876,781	PAX Global Technology Ltd.	3,308,689
		7,434,871
	Canada - 4.6%
100,655	Barrick Gold Corporation	2,081,957
28,743	Franco-Nevada Corporation	4,169,748
524,688	Jaguar Mining, Inc.	2,264,505
107,169	TC Energy Corporation(a)	5,303,119
		13,819,329
	Cayman Islands - 0.9%
2,864,478	NagaCorp Ltd.	2,763,281

	Chile - 2.5%
316,306	Cia Cervecerias Unidas S.A. - ADR	6,370,403
102,546,552	Vina San Pedro Tarapaca S.A.	1,054,244
		7,424,647
	Denmark - 2.9%
374,187	ISS A/S(b)	8,782,990

	Finland - 2.2%
447,726	Wartsila OYJ Abp	6,644,107

	France - 9.5%
46,721	Air Liquide S.A.	8,180,285
47,953	Eiffage S.A.	4,878,615
12,920	Schneider Electric S.E.	2,032,644
42,363	Sodexo S.A.(b)	3,953,255
139,716	Ubisoft Entertainment S.A.(b)	9,781,061
		28,825,860
	Germany - 3.0%
130,322	Fraport A.G. Frankfurt Airport Services Worldwide(b)	8,879,260

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 75.7% (Continued)
	Indonesia - 2.8%
2,798,835	Gudang Garam Tbk P.T.(b)	$ 8,531,621

	Ireland - 1.2%
78,333	Perrigo Company PLC	3,591,568

	Israel - 3.3%
1,480,400	ICL Group Ltd.	10,039,920

	Japan - 5.0%
140,334	Aica Kogyo Company Ltd.	4,932,754
5,896	FANUC Corporation	1,422,056
200,051	Nagaileben Company Ltd.	4,816,926
121,905	Sekisui Jushi Corporation	2,315,312
6,152	Shimano, Inc.(a)	1,459,158
		14,946,206
	Korea (Republic Of) - 1.0%
39,348	S-1 Corporation	2,861,609

	Malaysia - 2.8%
7,044,000	Genting Bhd.	8,364,909

	Mexico - 0.8%
827,555	Grupo Televisa S.A.B(b)	2,364,680

	Netherlands - 1.4%
89,733	Koninklijke Vopak N.V.	4,075,158

	Singapore - 1.3%
427,369	Oversea-Chinese Banking Corp Ltd.	3,797,917

	Sweden - 3.6%
11,929	ICA Gruppen A.B.	555,184
172,925	Loomis A.B.	5,409,147

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 75.7% (Continued)
	Sweden - 3.6% (Continued)
292,933	Mekonomen A.B.(b)	$ 4,839,944
		10,804,275
	Thailand - 2.4%
716,400	Bangkok Bank PCL	2,525,841
897,930	Siam City Cement PCL	4,762,811
		7,288,652
	United Kingdom - 1.6%
450,818	Fresnillo PLC	4,811,828

	United States - 20.4%
42,704	3M Company	8,482,295
40,433	Brunswick Corporation	4,027,935
5,437	Carlisle Companies, Inc.	1,040,533
22,023	CarMax, Inc.(b)	2,844,270
44,150	Dentsply Sirona, Inc.	2,792,929
34,133	Emerson Electric Company	3,284,960
103,767	Henry Schein, Inc.(b)	7,698,474
17,129	McDonald's Corporation	3,956,628
28,905	Mohawk Industries, Inc.(b)	5,555,252
10,008	O'Reilly Automotive, Inc.(b)	5,666,630
270,940	PHI Group, Inc.(a),(b),(c)	4,332,331
17,040	Scotts Miracle-Gro Company (The)	3,270,317
19,673	Sonoco Products Company	1,316,124
16,330	Target Corporation	3,947,614
8,156	WW Grainger, Inc.	3,572,328
		61,788,620

	TOTAL COMMON STOCKS (Cost $198,447,673)	227,841,308

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 5.1%
79,027	SPDR Gold Shares(b)	13,089,242

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 5.1% (Continued)
35,600	SPDR S&P Regional Banking ETF(a)	$ 2,332,868
		15,422,110

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,674,831)	15,422,110

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 3.2%
4,189,676	Coast Capital Mercury Fund LP(b),(c),(d),(e)	4,591,885
2,691,200	Coast Capital Midas Fund LP(b),(c),(d),(e)	5,080,986
		9,672,871

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $9,778,307)	9,672,871

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 16.0%
	COLLATERAL FOR SECURITIES LOANED - 0.2%
578,255	State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (Cost $578,255)(f)	578,255

	MONEY MARKET FUNDS - 15.8%
47,508,901	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (Cost $47,508,901)(f)	47,508,901

	TOTAL SHORT-TERM INVESTMENTS (Cost $48,087,156)	48,087,156

	TOTAL INVESTMENTS - 100.0% (Cost $267,987,967)	$ 301,023,445
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(70,091)
	NET ASSETS - 100.0%	$ 300,953,354

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PCL	- Public Company Limited
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security was purchased with cash received as collateral for securities on loan at June 30, 2021. Total loaned securities had a value of $7,186,441 at June 30, 2021. The loaned securities were secured with short-term investment cash collateral of $578,255 and non-cash collateral of $6,947,213. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian. The Fund cannot pledge or resell the collateral.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of June 30, 2021 was $14,005,202, representing 4.65% of net assets.
(d)	Security fair valued as of June 30, 2021, in accordance the with the procedures approved by the Board of Trustees. Total value of all such securities as June 30, 2021, amounted to $9,672,871, which represents approximately 3.21% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the only underlying holding of Coast Capital Mercury Fund LP and Coast Capital Midas Fund LP.
(e)	Restricted security.
(f)	Rate disclosed is the seven day effective yield as of June 30, 2021.

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 88.3%
	Bermuda - 4.6%
358,252	Hongkong Land Holdings Ltd.	$ 1,705,279
1,222,219	PAX Global Technology Ltd.	1,405,718
		3,110,997
	Canada - 5.5%
42,140	Barrick Gold Corporation	871,627
130,312	Jaguar Mining, Inc.	562,415
46,774	TC Energy Corporation(a)	2,314,551
		3,748,593
	Cayman Islands - 1.4%
993,522	NagaCorp Ltd.	958,423

	Chile - 4.5%
108,733	Cia Cervecerias Unidas S.A. - ADR(a)	2,189,883
84,677,397	Vina San Pedro Tarapaca S.A.	870,538
		3,060,421
	Denmark - 4.5%
131,159	ISS A/S(b)	3,078,590

	Finland - 4.9%
224,395	Wartsila OYJ Abp	3,329,948

	France - 14.0%
16,227	Air Liquide S.A.	2,841,151
18,061	Eiffage S.A.	1,837,480
4,277	Schneider Electric S.E.	672,881
18,660	Sodexo S.A.(b)	1,741,325
34,937	Ubisoft Entertainment S.A.(b)	2,445,825
		9,538,662
	Germany - 6.2%
61,243	Fraport A.G. Frankfurt Airport Services Worldwide(b)	4,172,684

	Indonesia - 3.0%
658,965	Gudang Garam Tbk P.T.(b)	2,008,707

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 88.3% (Continued)
	Ireland - 1.8%
26,854	Perrigo Company PLC	$ 1,231,256

	Israel - 5.3%
529,127	ICL Group Ltd.	3,588,485

	Japan - 6.9%
34,581	Aica Kogyo Company Ltd.	1,215,526
2,514	FANUC Corporation	606,352
55,324	Nagaileben Company Ltd.(a)	1,332,118
58,045	Sekisui Jushi Corporation	1,102,434
1,938	Shimano, Inc.(a)	459,663
		4,716,093
	Korea (Republic Of) - 2.5%
23,173	S-1 Corporation	1,685,272

	Malaysia - 4.6%
2,629,000	Genting Bhd.	3,121,997

	Mexico - 1.1%
254,697	Grupo Televisa S.A.B(b)	727,779

	Netherlands - 4.4%
65,128	Koninklijke Vopak N.V.	2,957,740

	Singapore - 1.9%
145,901	Oversea-Chinese Banking Corp Ltd.	1,296,584

	Sweden - 5.6%
4,494	ICA Gruppen A.B.	209,154
64,847	Loomis A.B.	2,028,434
93,453	Mekonomen A.B.(b)	1,544,064
		3,781,652
	Thailand - 4.6%
205,300	Bangkok Bank PCL	723,835

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 88.3% (Continued)
	Thailand - 4.6% (Continued)
446,934	Siam City Cement PCL	$ 2,370,632
		3,094,467
	United Kingdom - 1.0%
63,959	Fresnillo PLC	682,670

	TOTAL COMMON STOCKS (Cost $56,223,160)	59,891,020

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.1%
16,803	SPDR Gold Shares(b)	2,783,081

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,099,388)	2,783,081

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 5.5%
2,235,630	Coast Capital Mercury Fund LP(b),(c),(d),(e)	2,450,251
672,800	Coast Capital Midas Fund LP(b),(c),(d),(e)	1,270,246
		3,720,497

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $3,856,621)	3,720,497

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.9%
	COLLATERAL FOR SECURITIES LOANED - 1.4%
972,377	State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (Cost $972,377)(f)	972,377

	MONEY MARKET FUNDS - 1.5%
986,058	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (Cost $986,058)(f)	986,058

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,958,435)	1,958,435

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	TOTAL INVESTMENTS - 100.8% (Cost $64,137,604)	$ 68,353,033
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(526,269)
	NET ASSETS - 100.0%	$ 67,826,764

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PCL	- Public Company Limited
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security was purchased with cash received as collateral for securities on loan at June 30, 2021. Total loaned securities had a value of $3,673,524 at June 30, 2021. The loaned securities were secured with short-term investment cash collateral of $972,377 and non-cash collateral of $2,852,242. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian. The Fund cannot pledge or resell the collateral.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of June 30, 2021 was $3,720,497, representing 5.49% of net assets.
(d)	Security fair valued as of June 30, 2021, in accordance the with the procedures approved by the Board of Trustees. Total value of all such securities as June 30, 2021, amounted to $3,720,497, which represents approximately 5.48% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the only underlying holding of Coast Capital Mercury Fund LP and Coast Capital Midas Fund LP.
(e)	Restricted security.
(f)	Rate disclosed is the seven day effective yield as of June 30, 2021.